Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Charges, Net
Schedule of deferred charges, net

Deferred charges consisted of the following (in thousands):

	Drydocking and Special Survey Costs	Finance and Other Costs	Total Deferred Charges
As of January 1, 2012	$6,431	$93,280	$99,711
Additions	9,308	186	9,494
Amortization	(6,070)	(14,314)	(20,384)

As of December 31, 2012	$9,669	$79,152	$88,821
Additions	283	187	470
Written off amounts	(429)	—	(429)
Amortization	(5,482)	(15,431)	(20,913)

As of December 31, 2013	$4,041	$63,908	$67,949